Debt (Details Textual) - USD ($)			1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 01, 2015	May. 15, 2015	Nov. 30, 2015	Feb. 24, 2015	Nov. 30, 2014	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Debt owned amount						$ 722,065			$ 722,065		$ 1,934,953	$ 0
Promissory Notes [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 393,795						$ 341,405
Debt owned amount	393,795					488,298			488,298		768,715
Interest Payable						8,568			8,568
Promissory Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Amount of monthly installment		$ 349,650
Interest rate (as a percent)		3.50%
Line of Credit [Member]
Debt Instrument [Line Items]
Debt owned amount						224,012			224,012		144,275
Face amount						$ 350,000			$ 350,000		$ 350,000
Floor rate (as a percent)						7.00%			7.00%		7.00%
Maturity date									Mar. 31, 2016		May 01, 2015
Line of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate									2.50%		2.50%
Description of variable rate basis											prime
Installment Notes [Member]
Debt Instrument [Line Items]
Debt owned amount						$ 8,778			$ 8,778		$ 20,630
Face amount			$ 9,754		$ 17,228
Amount of monthly installment			$ 975		$ 2,797
Interest rate (as a percent)			5.81%		5.81%
Interest expense relative to debt						$ 10,364		$ 0	$ 79,739	$ 0
WIOG [Member]
Debt Instrument [Line Items]
Shares acquired				7,465,168
Business Combination Reduction In Purchase Price	$ 374,920
WIOG [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Issuance of shares for debt (in shares)	14,368						18,717
Shares acquired							33,085				33,085
Debt owned amount											$ 1,770,047